CONVERTIBLE DEBENTURES	3 Months Ended
Mar. 31, 2013
CONVERTIBLE DEBENTURES [Abstract]
CONVERTIBLE DEBENTURES

NOTE 4 - CONVERTIBLE DEBENTURES

On January 19, 2013 the company issued a $50,000 convertible debenture to an Irrevocable Trust, which matures in 180 days. The debt is convertible one month after issues at $1.00 per shares. At maturity the debenture holder may elect to take cash, cash and stock or only stock. Interest accrues at 8% per annum. As of March 31, 2013 the debt had not been converted.

On February 8, 2013 the company issued a $25,000 convertible debenture to an Irrevocable Trust, which matures in 90 days. The debt is convertible one month after issues at $1.00 per shares. At maturity the debenture holder may elect to take cash, cash and stock or only stock. Interest accrues at 8% per annum.

As of March 31, 2013 the debt had not been converted.